Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Franchise Agreements	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Franchisor Disclosure [Line Items]
Clinics open at beginning of period			246	175	175	82
Clinics in operation at the end of the period	262	215	262	215	246	175
Franchises sold but not yet operational					268	223
Opened during the period					73	93
Closed during the period					2
Franchised Units [Member]
Franchisor Disclosure [Line Items]
Clinics open at beginning of period	241	192	242	175	175
Clinics in operation at the end of the period	239	215	239	215	242	175
Franchises sold but not yet operational	230	250	230	250
Opened during the period	10	23	23	41
Acquired during the period	(11)		(21)
Closed during the period	(1)		(5)	(1)
Entity Operated Units [Member]
Franchisor Disclosure [Line Items]
Clinics open at beginning of period	12		4
Clinics in operation at the end of the period	23		23		4
Acquired during the period	11		21
Closed during the period			(2)